Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash	$ 50,444	$ 355,673	$ 82,849
Cash percentage	100.00%	100.00%	100.00%
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash	$ 3,005	$ 327,443	$ 82,675
Cash percentage	6.00%	92.10%	99.80%
England [Member]
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash		$ 28,056
Cash percentage		7.90%
Malta [Member]
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash	$ 174	$ 174	$ 174
Cash percentage	0.30%	0.00%	0.20%